Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Inventories[Abstract]
Merchandised goods	$ 764,313	$ 949,724
Less inventory reserves	(27,683)	(27,617)
Total inventory	$ 736,630	$ 922,107